Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2024
Income Taxes
Compliance and Tax Rules, description	the Company believes that it was exempt from U.S. federal income tax of 4% on U.S. source shipping income, as it believes that its Parent was subject to the 5% Override Rule, but nonetheless satisfied the Publicly Traded Test for the respective years, because the non-qualified 5% shareholders did not own more than 50% of the Company’s common stock for more than half of the days during the taxable years
U.S. Federal income tax rate	4.00%
U.S. gross shipping transportation income, percentage	50.00%
Income tax exemption description	one or more classes of its shares representing 50% or more of its outstanding shares, by voting power of all classes of shares of the corporation entitled to vote and of the total value of the shares of the corporation, are listed on the market and (ii) (A) such class of shares is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year or one sixth of the days in a short taxable year; and (B) the aggregate number of shares of such class of shares traded on such market during the taxable year must be at least 10% of the average number of shares of such class of shares outstanding during such year or as appropriately adjusted in the case of a short taxable year. Notwithstanding the foregoing, the treasury regulations provide, in pertinent part, that a class of the Company’s shares will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified share attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the vote and value of such class of the Company’s outstanding shares (“5% Override Rule”).